Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ARKO Petroleum Corp.
Entity Central Index Key	0002080921
Entity Emerging Growth Company	false
Entity File Number	001-43121
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3168808
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	(804)
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	APC
Security Exchange Name	NASDAQ